Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 27, 2017	Feb. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	RMB Fund Class A (with sales charge)
Account Value	$ 25,697	$ 22,954	$ 18,941	$ 24,037	$ 18,491	$ 15,950	$ 11,629	$ 11,969			$ 9,772	$ 9,644	$ 9,500
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	RMB Fund Class C (with sales charge)
Account Value	$ 25,085	22,582	18,771	24,007	18,605	16,168	11,882	12,315			10,129	10,077	10,000
Class I
Account Value [Line Items]
Account Value	$ 263,230	234,640	193,061	244,450	187,587	161,406	117,357	120,520		$ 100,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	RMB Mendon Financial Services Fund Class A (with sales charge)
Account Value	$ 24,753	21,146	20,232	24,977	15,966	16,937	13,792	16,621			14,841	11,439	9,499
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	RMB Mendon Financial Services Fund Class C (with sales charge)
Account Value	$ 24,172	20,811	20,062	24,951	16,069	17,176	14,092	17,113			15,393	11,955	10,000
Class I
Account Value [Line Items]
Account Value	171,243	145,920	139,276	171,528	109,364	115,725	93,988	113,023		100,000
Class I
Account Value [Line Items]
Account Value	102,602	102,580	90,828	109,355	99,837	93,297	78,270	100,000	$ 100,000
Class I
Account Value [Line Items]
Account Value	121,926	113,824	95,373	111,569	114,494	101,266	86,089	100,000	100,000
Class I
Account Value [Line Items]
Account Value	223,724	194,391	164,005	218,094	175,344	149,115	116,982	123,095			111,468	98,035	100,000
Class I
Account Value [Line Items]
Account Value	$ 263,839	239,779	199,723	252,392	197,031	158,393	120,332	126,513			111,304	99,133	100,000
S&P 500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829			11,351	10,138	10,000
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048	10,000
S&P 500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829			11,351	10,138	10,000
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048	10,000
S&P 500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Account Value	$ 296,000	236,763	187,479	228,942	177,881	150,239	114,262	119,501		100,000
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Account Value	$ 282,444	228,131	181,119	224,176	178,397	147,573	112,635	118,865		100,000
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048	10,000
NASDAQ Bank Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Bank Index Total Return
Account Value	$ 21,273	17,644	18,272	21,825	15,272	16,511	13,275	15,836			15,017	10,884	10,000
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048	10,000
NASDAQ Bank Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Bank Index Total Return
Account Value	$ 21,273	17,644	18,272	21,825	15,272	16,511	13,275	15,836			15,017	10,884	10,000
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Account Value	$ 282,444	228,131	181,119	224,176	178,397	147,573	112,635	118,865		100,000
NASDAQ Bank Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Bank Index Total Return
Account Value	$ 144,414	119,780	124,043	148,162	103,675	112,084	90,118	107,506		$ 100,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 133,163	128,259	108,476	126,801	113,964	105,703	86,631	100,489	100,000
MSCI Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index
Account Value	$ 131,631	121,534	101,011	121,182	119,146	104,072	87,008	99,871	$ 100,000
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Account Value	$ 326,036	263,341	209,072	258,775	205,931	170,349	130,018	137,210			113,275	100,479	100,000
Russell 2000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index Total Return
Account Value	$ 212,232	190,278	162,729	204,528	178,130	148,491	118,296	132,937			115,953	95,586	100,000
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Account Value	$ 326,036	263,341	209,072	258,775	205,931	170,349	130,018	137,210			113,275	100,479	100,000
Russell 2500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index Total Return
Account Value	$ 233,467	$ 208,462	$ 177,531	$ 217,480	$ 184,021	$ 153,360	$ 120,031	$ 133,371			$ 114,177	$ 97,099	$ 100,000